Revenue from services provided to customers - Schedule of disaggregation of asset management fees and custody fee (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Disaggregation Of Asset Management Fees And Custody Fee [Abstract]
Asset management fees	¥ 41,994	¥ 37,598	¥ 82,579	¥ 72,836
Administration fees	20,361	15,684	39,266	30,208
Custodial fees	4,838	4,135	9,392	8,029
Total	¥ 67,193	¥ 57,417	¥ 131,237	¥ 111,073